Reconciliation of Estimated Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)
Reconciliation of Estimated Income Taxes to Income Tax Expense as Reported [Line Items]
Income before income tax expense	₨ 185,586.8	$ 2,801.3	₨ 154,024.6	₨ 121,750.4
Statutory income tax rate	34.61%	34.61%	33.99%	33.99%
Expected income tax expense	₨ 64,227.9	$ 969.5	₨ 52,353.0	₨ 41,383.0
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect	0.0	0.0	(54.4)	(16.8)
Nondeductible stock-based compensation	4,358.5	65.8	3,106.3	1,867.9
Income exempt from taxes	(1,140.5)	(17.2)	(1,026.6)	(450.9)
Effect of change in statutory tax rate	(274.3)	(4.1)	0.0	(606.6)
Other, net	365.3	5.4	141.6	127.6
Income tax expense	₨ 67,536.9	$ 1,019.4	₨ 54,519.9	₨ 42,304.2